In-Licensing arrangement (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 07, 2021	Jun. 30, 2022
In-Licensing Arrangement [Line Item]
Upfront payment	$ 25.0
Fair value of the warrant	15.0
Fair value loss		$ 2.5
Development and regulatory milestones
In-Licensing Arrangement [Line Item]
Success-based payments	110.0
Sales milestones
In-Licensing Arrangement [Line Item]
Success-based payments	$ 175.0
Epizyme, Inc
In-Licensing Arrangement [Line Item]
Warrant term	4 years
Number of shares called by warrants	5,653,000
Exercise price (in US dollar per share)	$ 11.50
Upfront payment	$ 25.0